ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations and Discontinued Operations [Abstract]
Disclosure of detailed information about business combination [text block]

millions
Fair value of non-controlling interest of Barrick mines contributed	$3,897

Final fair value allocation of Newmont mines acquired
Current assets	$149
Inventory	970
Property, plant and equipment	3,534
Goodwill	2,520
Total assets	$7,173

Current liabilities	$119
Deferred income tax liabilities	268
Provisions	449
Total liabilities	$836
Non-controlling interests	2,440
Net assets acquired	$3,897

millions
Purchase Cost
Fair value of equity shares issued	$7,903
Fair value of restricted shares issued	6
Fair value of consideration	$7,909

Final Fair Value at Acquisition
Cash	$751
Other current assets	319
Equity in investees	3,253
Property, plant and equipment	3,869
Other assets	230
Goodwill	1,672
Total assets	$10,094

Current liabilities	$539
Deferred income tax liabilities	688
Provisions	55
Debt[1]	31
Total liabilities	$1,313
Non-controlling interests	872
Net assets	$7,909